American Funds Insurance Series® Prospectus Supplement November 22, 2019 (for Class 1, Class 1A, Class 2 and Class 4 shares prospectuses each dated May 1, 2019, each as supplemented to date)

The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the prospectus:

Michael Beckwith, Vice President, Capital Research Global Investors, serves as an equity portfolio manager for the Global Small Capitalization Fund. Michael has 18 years of investment experience in total (1 year with Capital Research and Management Company or affiliate). He has less than 1 year of experience in managing the fund.

Keep this supplement with your prospectus.

Lit. No. INA8BS-073-1119O CGD/8024-S75726

American Funds Insurance Series®

Statement of Additional

Information Supplement

November 22, 2019

(for Class 1, Class 1A, Class 2, Class 3 and Class 4 shares statement of additional information dated May 1, 2019, as supplemented to date)

1. The table under the heading “Portfolio manager funds holdings and management of other accounts” in the “Management of the Series” section is amended solely with respect to the fund listed below to read as follows. Except as noted below, footnotes to the table remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[1]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[1,2]
Global Small Capitalization Fund
Michael Beckwith[10]	1	$44.0	None		None
Bradford F. Freer	4	$74.6	1	$0.66	None
Claudia P. Huntington	4	$143.6	1	$0.07	None
Harold H. La	2	$55.2	None		None
Aidan O’Connell	2	$95.3	1	$0.07	None
Gregory W. Wendt	1	$36.8	None		None
[10]	Information is as of September 30, 2019.

2. The second paragraph in the “Price of shares” section of the statement of additional information is amended to read as follows:

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. For days on which the New York Stock Exchange publishes in advance that it will close early (e.g., the day before July 4th, the day after Thanksgiving and Christmas Eve), orders received after the planned early close will be entered at the calculated offering price on the following business day. However, if the New York Stock Exchange makes an unscheduled close prior to 4 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time on that business day. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-072-1119O CGD/8024-S75723

American Funds Insurance Series®
Portfolio SeriesSM

Statement of Additional

Information Supplement

November 22, 2019

(for Class 1, Class 1A, Class 2, Class 4, Class P1 and
Class P2 shares statement of additional information dated
May 1, 2019, as supplemented to date)

The second paragraph in the “Price of shares” section of the statement of additional information is amended to read as follows:

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. For days on which the New York Stock Exchange publishes in advance that it will close early (e.g., the day before July 4th, the day after Thanksgiving and Christmas Eve), orders received after the planned early close will be entered at the calculated offering price on the following business day. However, if the New York Stock Exchange makes an unscheduled close prior to 4 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time on that business day. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

Keep this supplement with your statement of additional information.

Lit. No. INS8BS-010-1119O CGD/8024-S75725

American Funds Insurance Series®

Statement of Additional

Information Supplement

November 22, 2019

(for Class P1 and P2 shares statement of additional information dated May 1, 2019, as supplemented to date)

The second paragraph in the “Price of shares” section of the statement of additional information is amended to read as follows:

The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. For days on which the New York Stock Exchange publishes in advance that it will close early (e.g., the day before July 4th, the day after Thanksgiving and Christmas Eve), orders received after the planned early close will be entered at the calculated offering price on the following business day. However, if the New York Stock Exchange makes an unscheduled close prior to 4 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time on that business day. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing price unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price). The fund’s investment adviser delivers the net asset value every day it is calculated to each insurance company that offers such fund as an underlying investment to its variable contracts by, for example, email, direct electronic transmission or facsimile or through the systems of the National Securities Clearing Corporation.

Keep this supplement with your statement of additional information.

Lit. No. INP8BS-022-1119O CGD/8024-S75724